                                THE GALAXY FUND

                    Galaxy Institutional Money Market Fund
               Galaxy Institutional Government Money Market Fund
                Galaxy Institutional Treasury Money Market Fund

                             Institutional Shares

                       Supplement dated August 17, 2005
                   to the Prospectus dated February 28, 2005

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective September 23, 2005, the Prospectus is supplemented as set forth below:

Galaxy Institutional Money Market Fund

1. The table under the heading "Fees and expenses of the Fund" on page 4 of the Prospectus is revised to read as follows:

Annual Fund operating expenses (expenses deducted from the Fund's assets)

            Management fees                              0.27%/1/
            -------------------------------------------------------
            Distribution (12b-1) fees                    None
            -------------------------------------------------------
            Other expenses                               0.01%/2,3/
            -------------------------------------------------------
            Total Fund operating expenses                0.28%/2/
            -------------------------------------------------------
            Less: Fee waivers and expense reimbursements 0.12%/2/
            -------------------------------------------------------
            Net Fund operating expenses                  0.16%/2/
            -------------------------------------------------------

--------
/1 /Management fees include advisory fees of 0.20% and administration fees of 0.07%.
/2 /The Adviser has agreed contractually to waive fees and reimburse expenses for the one-year period beginning September 23, 2005 so that Total Fund operating expenses will not exceed 0.16%.
/3 /A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent.

2. The expense amounts provided under the heading "Fees and expenses of the Fund--Example" at the bottom of page 5 of the Prospectus are revised to read as follows:

                                   1 year 3 years 5 years 10 years
              ----------------------------------------------------
              Institutional Shares   $16     $78   $145     $344
              ----------------------------------------------------

3. The first two sentences of the fourth paragraph under the heading "Buying, selling and exchanging shares" on page 22 of the Prospectus are revised to read as follows:

       If your order to buy shares of a Fund is received and accepted by Galaxy's transfer agent by 4:00 p.m. (Eastern Time) with respect to the Galaxy Institutional Government Money Market Fund and Galaxy Institutional Treasury Money Market Fund and 1:00 p.m. (Eastern Time) with respect to the Galaxy Institutional Money Market Fund on a business day, the price you pay will be the NAV per share next determined (and you'll receive that day's dividend). If your order to buy shares of a Fund is received and accepted by Galaxy's transfer agent after 4:00 p.m. (Eastern Time) with respect to the Galaxy Institutional Government Money Market Fund and Galaxy Institutional Treasury Money Market Fund and 1:00 p.m. (Eastern Time) with respect to the Galaxy Institutional Money Market Fund on a business day, the price you pay will be the NAV per share next determined (and you'll begin receiving dividends the next day).

4. The first sentence of the first paragraph under the heading "Buying, selling and exchanging shares--How to buy shares" on page 22 of the Prospectus is revised to read as follows:

       The minimum initial aggregate investment by an institutional investor purchasing shares of a Fund on its own behalf or a financial institution purchasing shares of a Fund on behalf of its customers is (i) $2,000,000 with respect to the Galaxy Institutional Government Money Market Fund, Galaxy Institutional Treasury Money Market Fund and shareholders of the Institutional Money Market Fund with existing accounts in such Fund as of September 23, 2005 and (ii) $5,000,000 with respect to other shareholders of the Galaxy Institutional Money Market Fund.

5. The following supplemental hypothetical investment and expense information replaces the supplemental hypothetical investment and expense information relating to Institutional Shares of the Fund set forth in the Prospectus Supplement dated June 30, 2005:

Galaxy Institutional Money Market Fund

Institutional Shares

 Annual Expense Ratio                  Initial Hypothetical Investment Amount       Assumed Rate of Return
        0.16%                                          $10,000                                5%
 --------------------               --------------------------------------------  ---------------------------
             Cumulative Return      Hypothetical Year-End                         Hypothetical Year-  Annual
              Before Fees and          Balance Before        Cumulative Return    End Balance After  Fees and
Year             Expenses             Fees and Expenses   After Fees and Expenses Fees and Expenses  Expenses
   ----      -----------------      --------------------- ----------------------- ------------------ --------
 1                  5.00%                $10,500.00                 4.84%             $10,484.00     $ 16.39
 2                 10.25%                $11,025.00                 9.91%             $10,991.43     $ 17.18
 3                 15.76%                $11,576.25                15.23%             $11,523.41     $ 18.01
 4                 21.55%                $12,155.06                20.81%             $12,081.14     $ 18.88
 5                 27.63%                $12,762.82                26.66%             $12,665.87     $ 19.80
 6                 34.01%                $13,400.96                32.79%             $13,278.90     $ 20.76
 7                 40.71%                $14,071.00                39.22%             $13,921.60     $ 21.76
 8                 47.75%                $14,774.55                45.95%             $14,595.40     $ 22.81
 9                 55.13%                $15,513.28                53.02%             $15,301.82     $ 23.92
 10                62.89%                $16,288.95                60.42%             $16,042.43     $ 25.08

Total Gain Before Fees and Expenses      $ 6,288.95
Total Gain After Fees and Expenses                                                    $ 6,042.43
Total Annual Fees and Expenses                                                                       $204.58



MMGALIN1-SUP (8/17/05)

                                THE GALAXY FUND

                    Galaxy Institutional Money Market Fund
               Galaxy Institutional Government Money Market Fund
                Galaxy Institutional Treasury Money Market Fund

                               Preferred Shares

                       Supplement dated August 17, 2005
                   to the Prospectus dated February 28, 2005

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective September 23, 2005, the Prospectus is supplemented as set forth below:

Galaxy Institutional Money Market Fund

1. The table under the heading "Fees and expenses of the Fund" on page 4 of the Prospectus is revised to read as follows:

Annual Fund operating expenses (expenses deducted from the Fund's assets)

           Management fees                              0.27%/1/
           ---------------------------------------------------------
           Distribution (12b-1) fees                    None
           ---------------------------------------------------------
           Other expenses                               0.26%/2,3,4/
           ---------------------------------------------------------
           Total Fund operating expenses                0.53%/3/
           ---------------------------------------------------------
           Less: Fee waivers and expense reimbursements 0.12%/3/
           ---------------------------------------------------------
           Net Fund operating expenses                  0.41%/3/

--------
/1 /Management fees include advisory fees of 0.20% and administration fees of 0.07%.
/2 /The Fund may pay shareholder service fees (which are included in Other Expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Preferred Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services), but will limit such fees to an aggregate fee of not more than 0.25% during the current fiscal year.
/3 /The Adviser has agreed contractually to waive fees and reimburse expenses for the one-year period beginning September 23, 2005 so that Total Fund operating expenses (exclusive of the shareholder service fees included in Other Expenses) will not exceed 0.16%.
/4 /A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent.

2. The expense amounts provided under the heading "Fees and expenses of the Fund--Example" at the bottom of page 5 of the Prospectus are revised to read as follows:

                                 1 year 3 years 5 years 10 years
                ------------------------------------------------
                Preferred Shares  $42    $158    $284     $653

3. The first two sentences of the fourth paragraph under the heading "Buying, selling and exchanging shares" on page 22 of the Prospectus are revised to read as follows:

       If your order to buy shares of a Fund is received and accepted by Galaxy's transfer agent by 4:00 p.m. (Eastern Time) with respect to the Galaxy Institutional Government Money Market Fund and Galaxy

       Institutional Treasury Money Market Fund and 1:00 p.m. (Eastern Time) with respect to the Galaxy Institutional Money Market Fund on a business day, the price you pay will be the NAV per share next determined (and you'll receive that day's dividend). If your order to buy shares of a Fund is received and accepted by Galaxy's transfer agent after 4:00 p.m. (Eastern Time) with respect to the Galaxy Institutional Government Money Market Fund and Galaxy Institutional Treasury Money Market Fund and 1:00 p.m. (Eastern Time) with respect to the Galaxy Institutional Money Market Fund on a business day, the price you pay will be the NAV per share next determined (and you'll begin receiving dividends the next day).

4. The first sentence of the first paragraph under the heading "Buying, selling and exchanging shares--How to buy shares" on page 23 of the Prospectus is revised to read as follows:

       The minimum initial aggregate investment by a qualified financial institution purchasing shares on behalf of its customers is
       (i) $2,000,000 with respect to the Galaxy Institutional Government Money Market Fund, Galaxy Institutional Treasury Money Market Fund and shareholders of the Institutional Money Market Fund with existing accounts in such Fund as of September 23, 2005 and (ii) $5,000,000 with respect to other shareholders of the Galaxy Institutional Money Market Fund.

5. The following supplemental hypothetical investment and expense information replaces the supplemental hypothetical investment and expense information relating to Preferred Shares of the Fund set forth in the Prospectus Supplement dated June 30, 2005:

Galaxy Institutional Money Market Fund

Preferred Shares

 Annual Expense Ratio                  Initial Hypothetical Investment Amount       Assumed Rate of Return
        0.41%                                          $10,000                                5%
 --------------------               --------------------------------------------  ---------------------------
             Cumulative Return      Hypothetical Year-End                         Hypothetical Year-  Annual
              Before Fees and          Balance Before        Cumulative Return    End Balance After  Fees and
Year             Expenses             Fees and Expenses   After Fees and Expenses Fees and Expenses  Expenses
   ----      -----------------      --------------------- ----------------------- ------------------ --------
 1                  5.00%                $10,500.00                 4.59%             $10,459.00     $ 41.94
 2                 10.25%                $11,025.00                 9.39%             $10,939.07     $ 43.87
 3                 15.76%                $11,576.25                14.41%             $11,441.17     $ 45.88
 4                 21.55%                $12,155.06                19.66%             $11,966.32     $ 47.99
 5                 27.63%                $12,762.82                25.16%             $12,515.58     $ 50.19
 6                 34.01%                $13,400.96                30.90%             $13,090.04     $ 52.49
 7                 40.71%                $14,071.00                36.91%             $13,690.87     $ 54.90
 8                 47.75%                $14,774.55                43.19%             $14,319.28     $ 57.42
 9                 55.13%                $15,513.28                49.77%             $14,976.54     $ 60.06
 10                62.89%                $16,288.95                56.64%             $15,663.96     $ 62.81

Total Gain Before Fees and Expenses      $ 6,288.95
Total Gain After Fees and Expenses                                                    $ 5,663.96
Total Annual Fees and Expenses                                                                       $517.54




MMGALIN3-SUP (8/17/05)

                                THE GALAXY FUND

                    Galaxy Institutional Money Market Fund
               Galaxy Institutional Government Money Market Fund
                Galaxy Institutional Treasury Money Market Fund

                                 Select Shares

                       Supplement dated August 17, 2005
                   to the Prospectus dated February 28, 2005

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective September 23, 2005, the Prospectus is supplemented as set forth below:

Galaxy Institutional Money Market Fund

1. The table under the heading "Fees and expenses of the Fund" on page 4 of the Prospectus is revised to read as follows:

Annual Fund operating expenses (expenses deducted from the Fund's assets)

           Management fees                              0.27%/1/
           ---------------------------------------------------------
           Distribution (12b-1) fees                    None
           ---------------------------------------------------------
           Other expenses                               0.16%/2,3,4/
           ---------------------------------------------------------
           Total Fund operating expenses                0.43%/3/
           ---------------------------------------------------------
           Less: Fee waivers and expense reimbursements 0.12%/3/
           ---------------------------------------------------------
           Net Fund operating expenses                  0.31%/2,3/
           ---------------------------------------------------------

--------
/1 /Management fees include advisory fees of 0.20% and administration fees of 0.07%.
/2 /The Fund may pay shareholder service fees (which are included in Other Expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Select Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services), but will limit such fees to an aggregate fee of not more than 0.15% during the current fiscal year. Affiliates of the Adviser are waiving a portion of the shareholder service fees so that Other expenses are expected to be 0.11%. Total Net Fund operating expenses after this fee waiver are expected to be 0.26%. This fee waiver may be revised or discontinued at any time.
/3 /The Adviser has agreed contractually to waive fees and reimburse expenses for the one-year period beginning September 23, 2005 so that Total Fund operating expenses (exclusive of the shareholder service fees included in Other expenses) will not exceed 0.16%.
/4 /A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the Fund's transfer agent.

2. The expense amounts provided under the heading "Fees and expenses of the Fund - Example" at the bottom of page 4 of the Prospectus are revised to read as follows:

                               1 year 3 years 5 years 10 years
                 ---------------------------------------------
                 Select Shares   $32   $126    $229     $531
                 ---------------------------------------------

3. The first two sentences of the fourth paragraph under the heading "Buying, selling and exchanging shares" on page 21 of the Prospectus are revised to read as follows:

       If your order to buy shares of a Fund is received and accepted by Galaxy's transfer agent by 4:00 p.m. (Eastern Time) with respect to the Galaxy Institutional Government Money Market Fund and Galaxy Institutional Treasury Money Market Fund and 1:00 p.m. (Eastern Time) with respect to the Galaxy Institutional Money Market Fund on a business day, the price you pay will be the NAV per share next determined (and you'll receive that day's dividend). If your order to buy shares of a Fund is received and accepted by Galaxy's transfer agent after 4:00 p.m. (Eastern Time) with respect to the Galaxy Institutional Government Money Market Fund and Galaxy Institutional Treasury Money Market Fund and 1:00 p.m. (Eastern Time) with respect to the Galaxy Institutional Money Market Fund on a business day, the price you pay will be the NAV per share next determined (and you'll begin receiving dividends the next day).

4. The first sentence of the first paragraph under the heading "Buying, selling and exchanging shares--How to buy shares" on page 21 of the Prospectus is revised to read as follows:

       The minimum initial aggregate investment by a qualified financial institution purchasing shares on behalf of its customers is
       (i) $2,000,000 with respect to the Galaxy Institutional Government Money Market Fund, Galaxy Institutional Treasury Money Market Fund and shareholders of the Institutional Money Market Fund with existing accounts in such Fund as of September 23, 2005 and (ii) $5,000,000 with respect to other shareholders of the Galaxy Institutional Money Market Fund.

5. The following supplemental hypothetical investment and expense information replaces the supplemental hypothetical investment and expense information relating to Select Shares of the Fund set forth in the Prospectus Supplement dated June 30, 2005:

Galaxy Institutional Money Market Fund

Select Shares

 Annual Expense Ratio                  Initial Hypothetical Investment Amount       Assumed Rate of Return
        0.31%                                          $10,000                                5%
 --------------------               --------------------------------------------  ---------------------------
             Cumulative Return      Hypothetical Year-End                         Hypothetical Year-  Annual
              Before Fees and        Balance Before Fees     Cumulative Return    End Balance After  Fees and
Year             Expenses               and Expenses      After Fees and Expenses Fees and Expenses  Expenses
   ----      -----------------      --------------------- ----------------------- ------------------ --------
 1                  5.00%                $10,500.00                 4.69%             $10,469.00     $ 31.73
 2                 10.25%                $11,025.00                 9.60%             $10,960.00     $ 33.21
 3                 15.76%                $11,576.25                14.74%             $11,474.02     $ 34.77
 4                 21.55%                $12,155.06                20.12%             $12,012.15     $ 36.40
 5                 27.63%                $12,762.82                25.76%             $12,575.52     $ 38.11
 6                 34.01%                $13,400.96                31.65%             $13,165.31     $ 39.90
 7                 40.71%                $14,071.00                37.83%             $13,782.77     $ 41.77
 8                 47.75%                $14,774.55                44.29%             $14,429.18     $ 43.73
 9                 55.13%                $15,513.28                51.06%             $15,105.91     $ 45.78
 10                62.89%                $16,288.95                58.14%             $15,814.37     $ 47.93

Total Gain Before Fees and Expenses      $ 6,288.95
Total Gain After Fees and Expenses                                                    $ 5,814.37
Total Annual Fees and Expenses                                                                       $393.33



MMGALIN2-SUP (8/17/05)


                                      -2-